Commitments	12 Months Ended
Dec. 31, 2025
Commitments
Commitments

15.  Commitments

The table below is the non-lease operating cost components associated with the costs of the building lease.

For the year ending December 31,	Office Premises
2026	$163,401
2027	163,401
2028	163,401
2029	163,401
2030	122,551
Total	776,155